OFFSETTING FINANCIAL ASSETS AND LIABILITIES (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Offsetting Of Financial Assets And Liabilities [Line Items]
Gross amounts, Assets	£ 24,395	£ 24,417
Amounts offset, Assets	(8,115)	(5,994)
Net amounts reported on the balance sheet, Assets	16,280	18,423
Financial instruments, Assets	(470)	(589)
Financial collateral, Assets	(10,986)	(13,173)
Net amount, Assets	4,824	4,661
Assets not subject to enforceable netting arrangements, Assets	195,702	203,992
Balance sheet total, Assets	211,982	222,415
Gross amounts, Liabilities	17,414	18,624
Amounts offset, Liabilities	(8,115)	(5,994)
Net amounts reported on the balance sheet, Liabilities	9,299	12,630
Financial instruments, Liabilities	(470)	(589)
Financial collateral, Liabilities	(8,681)	(8,454)
Net amount, Liabilities	148	3,587
Assets not subject to enforceable netting arrangements, Liabilities	194,980	207,781
Balance sheet total, Liabilities	204,279	220,411
Derivative financial instruments
Disclosure Of Offsetting Of Financial Assets And Liabilities [Line Items]
Gross amounts, Assets	2,799	3,429
Amounts offset, Assets	(1,643)	(2,047)
Net amounts reported on the balance sheet, Assets	1,156	1,382
Financial instruments, Assets	(407)	(471)
Financial collateral, Assets	(711)	(823)
Net amount, Assets	38	88
Assets not subject to enforceable netting arrangements, Assets	48	50
Balance sheet total, Assets	1,204	1,432
Amortised cost
Disclosure Of Offsetting Of Financial Assets And Liabilities [Line Items]
Gross amounts, Assets	16,175	15,625
Amounts offset, Assets	(5,837)	(3,157)
Net amounts reported on the balance sheet, Assets	10,338	12,468
Financial instruments, Assets	(63)	(118)
Financial collateral, Assets	(10,275)	(12,350)
Net amount, Assets	0	0
Assets not subject to enforceable netting arrangements, Assets	0	0
Balance sheet total, Assets	10,338	12,468
Gross amounts, Liabilities	14,454	11,568
Amounts offset, Liabilities	(5,837)	(3,157)
Net amounts reported on the balance sheet, Liabilities	8,617	8,411
Financial instruments, Liabilities	(63)	(118)
Financial collateral, Liabilities	(8,554)	(8,293)
Net amount, Liabilities	0	0
Assets not subject to enforceable netting arrangements, Liabilities	0	0
Balance sheet total, Liabilities	8,617	8,411
Loans and advances to customers
Disclosure Of Offsetting Of Financial Assets And Liabilities [Line Items]
Gross amounts, Assets	5,421	5,363
Amounts offset, Assets	(635)	(790)
Net amounts reported on the balance sheet, Assets	4,786	4,573
Financial instruments, Assets	0	0
Financial collateral, Assets	0	0
Net amount, Assets	4,786	4,573
Assets not subject to enforceable netting arrangements, Assets	195,654	203,942
Balance sheet total, Assets	200,440	208,515
Derivative financial liabilities
Disclosure Of Offsetting Of Financial Assets And Liabilities [Line Items]
Gross amounts, Liabilities	2,325	2,838
Amounts offset, Liabilities	(1,643)	(2,047)
Net amounts reported on the balance sheet, Liabilities	682	791
Financial instruments, Liabilities	(407)	(471)
Financial collateral, Liabilities	(127)	(161)
Net amount, Liabilities	148	159
Assets not subject to enforceable netting arrangements, Liabilities	20	27
Balance sheet total, Liabilities	702	818
Deposits by customers and banks
Disclosure Of Offsetting Of Financial Assets And Liabilities [Line Items]
Gross amounts, Liabilities	635	4,218
Amounts offset, Liabilities	(635)	(790)
Net amounts reported on the balance sheet, Liabilities	0	3,428
Financial instruments, Liabilities	0	0
Financial collateral, Liabilities	0	0
Net amount, Liabilities	0	3,428
Assets not subject to enforceable netting arrangements, Liabilities	194,960	207,754
Balance sheet total, Liabilities	£ 194,960	£ 211,182